S-K 1603(b) Conflicts of Interest	Jun. 26, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

●	duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;
●	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;
●	duty to not improperly fetter the exercise of future discretion;
●	duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;
●	duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and
●	duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities, including to CCM, Cohen LLC and Cohen and their affiliates as well as to clients or third parties serviced by Cohen, Cohen LLC, CCM or other affiliates of our sponsor or our officers or directors (unless such opportunity was presented to such individuals in his or her capacity as an officer or director of our company).

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Gary Quin	Cohen & Company Capital Markets	Financial	Vice Chairman
	Venturerock BV	Venture Capital	Director
	ProCap Financial Inc.	Finance	Director
	Columbus Circle Capital Corp II	SPAC	Officer and Director
Garrett Curran	Santander Asset Management (Madrid)	Investing	Director
	Columbus Circle Capital Corp I	SPAC	Director
	Columbus Circle Capital Corp II	SPAC	Director
Alberto Alsina Gonzalez	Mediterrania Capital	Private Equity	Chief Executive Officer and Director
	Columbus Circle Capital Corp I	SPAC	Director
	Columbus Circle Capital Corp II	SPAC	Director
Matthew Murphy(1)	Montage Ventures	Investing	General Partner
	Columbus Circle Capital Corp I	SPAC	Director
	Columbus Circle Capital Corp II	SPAC	Director
	Silicon Valley Acquisition Corp.	SPAC	Director
Joseph W. Pooler, Jr.	Cohen & Company Inc	Finance	Officer
	Cohen & Company, LLC	Finance	Officer
	Columbus Circle Capital Corp I	SPAC	Officer
	Columbus Circle Capital Corp II	SPAC	Officer
Marc Spiegel(2)	Innovatio Capital LLC	Investing	Principal
	Columbus Circle Capital Corp II	SPAC	Director
(1)	Mr. Murphy is the director of portfolio companies of Montage Ventures, and such portfolio companies may have precedence with respect to business combination targets over us.
(2)	Mr. Spiegel is the director of portfolio companies of Innovatio Capital, and such portfolio companies may have precedence with respect to business combination targets over us.

If any of the above executive officers, directors or director nominees becomes aware of a business combination opportunity which is suitable for any of the above entities to which he or she has current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved (including but not limited to Columbus Circle 2 (if it does not consummate its initial business combination with Elroy Air, Inc.) and Silicon Valley Acquisition Corp. (if it does not consummate its initial business combination with EigenQ)). Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

●	Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.
●	Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us, except to the extent they are entitled to redeem any public shares they acquire or receive distributions on the founder shares from assets outside the trust account, if our initial business combination is not completed, except to the extent they are entitled to redeem any public shares they acquire or receive liquidating distributions from assets outside the trust account or are entitled to receive liquidating distributions from the trust account in the event they choose to purchase public shares. Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Upon the closing of this offering, assuming the underwriters’ overallotment option is not exercised, our sponsor will (assuming no exercise of the overallotment option) have invested in us an aggregate of $2,675,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.003 per share) and the $2,650,000 purchase price for the private placement units (or $10.00 per unit). Accordingly, our management team may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering or if our sponsor were required to pay cash to exercise the private placement units, as our sponsor and members of our management team would likely not receive any financial benefit unless we consummated such business combination. These interests of our executive officers and directors may affect the consideration paid, terms, conditions and timing relating to a business combination in a way that conflicts with the interests of our public shareholders.
●	Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement units (and the securities comprising such units) will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) six months after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. The private placement units (including the private placement shares and the Class A ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until 30 days following the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
●	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
●	In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination. Upon the consummation of our initial business combination, we will repay up to an aggregate of $300,000 in loans made to us by our sponsor to cover offering-related and organizational expenses. Additionally, up to $1,500,000 of working capital loans made to us by the sponsor may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender, no earlier than 60 days after the offering. Such units would be identical to the private placement units. Except for the foregoing, the terms of such working capital loans, if any, have not been determined and no written agreements exist with respect to such loans.
●	In addition to the Business Combination Marketing Agreement, we may engage CCM, an affiliate of our sponsor, and Clear Street, the representatives of the underwriters in this offering, as our lead financial advisors or otherwise in connection with our initial business combination and certain other transactions and pay such entities a fee in an amount that constitutes a market standard for comparable transactions; the terms of such engagement, if any, have not been determined and no written agreements exist with respect to such engagement.
●	We will reimburse an affiliate of our sponsor for office space, utilities and secretarial and administrative support made available to us by an affiliate of our sponsor, in an amount equal to $10,000 per month.
●	We will reimburse the sponsor for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination.
●	In addition to the Business Combination Marketing Agreement, we may engage CCM, an affiliate of our sponsor, and Clear Street, the representatives of the underwriters in this offering, as our lead financial advisors in connection with our initial business combination and/or placement agents for any securities offering to occur concurrently with our initial business combination and pay such affiliate a customary financial advisory and/or placement agent fee in an amount that constitutes a market standard financial advisory or placement agent fee for comparable transactions. Furthermore, we may acquire a target company that has engaged CCM, another affiliate of our sponsor, or Clear Street, as a financial advisor. Pursuant to any such engagement, the affiliate may earn its fee upon closing of the initial business combination. The payment of such fee would likely be conditioned upon the completion of the initial business combination. The terms of such engagement, if any, have not been determined and no written agreements exist with respect to such engagement.

Initial Business Combination [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may hold in connection with the completion of our initial business combination.
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.
Sponsor [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us, except to the extent they are entitled to redeem any public shares they acquire or receive distributions on the founder shares from assets outside the trust account, if our initial business combination is not completed, except to the extent they are entitled to redeem any public shares they acquire or receive liquidating distributions from assets outside the trust account or are entitled to receive liquidating distributions from the trust account in the event they choose to purchase public shares. Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Upon the closing of this offering, assuming the underwriters’ overallotment option is not exercised, our sponsor will (assuming no exercise of the overallotment option) have invested in us an aggregate of $2,675,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.003 per share) and the $2,650,000 purchase price for the private placement units (or $10.00 per unit). Accordingly, our management team may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering or if our sponsor were required to pay cash to exercise the private placement units, as our sponsor and members of our management team would likely not receive any financial benefit unless we consummated such business combination. These interests of our executive officers and directors may affect the consideration paid, terms, conditions and timing relating to a business combination in a way that conflicts with the interests of our public shareholders.
Our Initial Shareholders [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement units (and the securities comprising such units) will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) six months after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. The private placement units (including the private placement shares and the Class A ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until 30 days following the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
Particular Business Combination [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
Event Our Sponsor Or Members [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination. Upon the consummation of our initial business combination, we will repay up to an aggregate of $300,000 in loans made to us by our sponsor to cover offering-related and organizational expenses. Additionally, up to $1,500,000 of working capital loans made to us by the sponsor may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender, no earlier than 60 days after the offering. Such units would be identical to the private placement units. Except for the foregoing, the terms of such working capital loans, if any, have not been determined and no written agreements exist with respect to such loans.
Business Combination Marketing Agreement [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	In addition to the Business Combination Marketing Agreement, we may engage CCM, an affiliate of our sponsor, and Clear Street, the representatives of the underwriters in this offering, as our lead financial advisors or otherwise in connection with our initial business combination and certain other transactions and pay such entities a fee in an amount that constitutes a market standard for comparable transactions; the terms of such engagement, if any, have not been determined and no written agreements exist with respect to such engagement.
Reimburse An Affiliate [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	We will reimburse an affiliate of our sponsor for office space, utilities and secretarial and administrative support made available to us by an affiliate of our sponsor, in an amount equal to $10,000 per month.
Reimburse The Sponsor [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	We will reimburse the sponsor for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination.